SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of share-based payment arrangements [Abstract]
Disclosure of Share-based Payment Expense

	US Dollars
Figures in millions	2022	2021	2020
Equity-settled share incentive schemes
Deferred Share Plan (DSP)	18	22	14
Other	—	—	2
Total share-based payment expense (note 8)	18	22	16

Disclosure of Fair Value and Terms of Equity Schemes

Award date (unexercised awards)	2018
Calculated fair value	R	119.14
Vesting date 50%	22 Feb 2019
Vesting date 50%	22 Feb 2020
Expiry date	22 Feb 2028

Award date (unvested awards and awards vested during the year)	2022		2021		2020
Calculated fair value	R	335.04	R	308.97	R	325.97

DSP 2 year
Vesting date 50%	24 Feb 2023		24 Feb 2022		25 Feb 2021
Vesting date 50%	24 Feb 2024		24 Feb 2023		25 Feb 2022

DSP 3 year
Vesting date 33%	24 Feb 2023		24 Feb 2022		25 Feb 2021
Vesting date 33%	24 Feb 2024		24 Feb 2023		25 Feb 2022
Vesting date 34%	24 Feb 2025		24 Feb 2024		25 Feb 2023

DSP 5 year
Vesting date 20%	24 Feb 2023		24 Feb 2022		25 Feb 2021
Vesting date 20%	24 Feb 2024		24 Feb 2023		25 Feb 2022
Vesting date 20%	24 Feb 2025		24 Feb 2024		25 Feb 2023
Vesting date 20%	24 Feb 2026		24 Feb 2025		25 Feb 2024
Vesting date 20%	24 Feb 2027		24 Feb 2026		25 Feb 2025

Expiry date	24 Feb 2032		24 Feb 2031		25 Feb 2030

Award date (unexercised awards)	2015
Calculated fair value	R	129.94
Vesting date	3 Mar 2018
Expiry date	3 Mar 2025

Disclosure of Activity of Equity Schemes

	Number of shares
	2022	2021	2020
Awards outstanding at beginning of year	849,683	1,005,977	2,141,415
Awards lapsed during the year	(3,581)	—	—
Awards exercised during the year	(219,580)	(156,294)	(1,135,438)
Awards outstanding and exercisable at end of year	626,522	849,683	1,005,977

	Number of shares
	2022	2021	2020
Awards outstanding at beginning of year	2,692,383	2,289,762	1,599,360
Awards granted during the year	793,955	1,185,348	1,176,532
Awards lapsed during the year	(163,697)	(322,814)	(155,575)
Awards exercised during the year	(839,033)	(459,913)	(330,555)
Awards outstanding at end of year	2,483,608	2,692,383	2,289,762
Awards exercisable at end of year	693,211	588,694	183,439

	Number of shares
	2022	2021	2020
Awards outstanding at beginning of year	109,229	111,562	229,639
Awards exercised during the year	(46,521)	(2,333)	(118,077)
Awards outstanding and exercisable at end of year	62,708	109,229	111,562